RELATED PARTIES	12 Months Ended
Jun. 30, 2018
RELATED PARTIES [Abstract]
RELATED PARTIES

18.	RELATED PARTIES

(a)	Subsidiaries

Name	Country of Incorporation	% Equity Interest
		2018	2017	2016
Hartshorne Coal Mining Pty Ltd	Australia	100	100	100
HCM Resources Pty Ltd	Australia	100	100	100
Hartshorne Holdings LLC	USA	100	100	100
Hartshorne Mining Group LLC	USA	100	100	100
Hartshorne Mining LLC	USA	100	100	100
Hartshorne Land LLC	USA	100	100	100
HCM Operations LLC	USA	100	100	100

(b)	Ultimate Parent

Paringa Resources Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2018 US$000	2017 US$000	2016 US$000
Short-term employee benefits	1,459	1,276	1,337
Post-employment benefits	36	50	35
Termination benefits	5	2	-
Share-based payments	1,950	741	469
Total compensation	3,450	2,069	1,841

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2018 (2017: Nil) (2016: nil).

(d)	Transactions with Related Parties of Key Management Personnel

During the year ended June 30, 2016, Apollo Group Pty Ltd, a company associated with Mr Mark Pearce (who was previously a member of Key Management Personnel), was paid A$198,000 for the provision of serviced office facilities and administration services during the year.